S000038896 [Member] Expense Example - SHORT BOND FUND - SHORT BOND FUND	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	142
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 573